CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Loans receivable, fair value option	[1]	¥ 2,783,696	¥ 2,178,376
Receivables from customers, fair value option		44,338	50,258
Securities purchased under agreements to resell, fair value option		470,736	358,711
Trading assets, securities pledged as collateral		26,128,073	22,372,339
Trading assets, fair value option		1,043,919	745,801
Private equity investments, fair value option		34,863	28,212
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		600,417	546,117
Non-trading debt securities		365,223	226,772
Investments in and advances to affiliated companies, assets pledged		5,919	7,460
Investments in and advances to affiliated companies, fair value option		15,554	11,478
Other, fair value option		276,258	215,854
Short-term borrowings, fair value option		915,584	630,604
Deposits received at banks, fair value option		316,020	325,570
Securities sold under agreements to repurchase, fair value option		571,554	673,648
Securities loaned, fair value option		122,323	30,216
Trading liabilities		436
Other liabilities, fair value option		92,076	54,588
Long-term borrowings, fair value option		¥ 8,487,521	¥ 6,915,178
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,088,562,601	3,163,562,601
Outstanding		2,901,337,224	2,956,210,965
Common stock held in treasury, shares		187,225,377	207,351,636
Asset Pledged as Collateral [Member]
Trading assets, securities pledged as collateral		¥ 10,899,960	¥ 8,666,326
Equity Securities [Member]
Securities pledged as collateral		¥ 537	¥ 272

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.